Assets Held for Sale and Dispositions	12 Months Ended
Dec. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
Assets Held for Sale and Dispositions
Note 8. Assets Held for Sale and Dispositions
In connection with the Company’s operational restructuring program, the Company has divested of or wound down certain non-core
operations not directly related to its
space-as-a-service
during the years ended December 31, 2020 and 2019.
As of December 31, 2019, the following
non-core
entities were classified as held for sale: Meetup, Inc. (a
web-based
platform that brings people together for face to face interactions acquired in 2017) (“Meetup”),
Managed by Q (acquired in 2019), Space IQ (acquired in 2019) and Teem Technologies, Inc. (a software-as-a-service
workplace management solution acquired in 2018) (“Teem”). As a result, the assets and related liabilities directly associated with those assets that were expected to be transferred in future sale transactions were reclassified as held for sale as of December 31, 2019 on the accompanying consolidated balance sheet.
During the third quarter of 2019, prior to its held for sale classification, Management had committed to a strategy of disposition of Conductor (a search engine optimization and enterprise content marketing solutions software company acquired in 2018) and Managed by Q at a value substantially less than the value the Company had recently paid to acquire such assets, which resulted in indicators of impairment of certain acquired intangible assets associated with those operations. In addition, as Managed by Q had not been fully integrated into the Company’s reporting unit during the third quarter of 2019, this also triggered a quantitative fair value assessment of the associated asset group, including the Managed by Q goodwill. The fair value assessment, which applied a combination of the income and market valuation approach, resulted in an impairment of intangible assets totaling $51.8 million and an impairment of goodwill totaling $145.0 million during the third quarter of 2019. These impairment charges are included as a component of impairment/(gain on sale) of goodwill, intangibles and other assets in the accompanying consolidated statement of operations for the year ended December 31, 2019.
In December 2019, the Company entered into a definitive agreement to sell Conductor and the sale was consummated on December 16, 2019. Total sale proceeds were $3.5 million in cash and the Company recorded an impairment of $2.6 million on the assets held for sale, included in the impairment/(gain on sale) of goodwill, intangibles and other assets in the accompanying consolidated statement of operations for the year ended December 31, 2019.
During the fourth quarter of 2019, the Company also decided to wind down certain other recently acquired non-core
businesses, including Spacious Technologies Inc., Prolific Interactive LLC and Waltz Inc. As these businesses had not yet been fully integrated into the Company’s reporting unit upon the decision to wind down operations, this resulted in an additional impairment of the recently acquired goodwill totaling $69.5 million, included as a component of impairment/(gain on sale) of goodwill, intangibles and other assets in the accompanying consolidated statement of operations for the year ended December 31, 2019.
In January 2020, the Company sold Teem for total cash consideration of $50.5 million. The Company recorded a gain on the sale of $37.2 million, included in the impairment/(gain on sale) of goodwill, intangibles and other assets in the accompanying consolidated statements of operations for the year ended December 31, 2020.
In March 2020, the Company sold Managed by Q for total cash consideration of $28.1 million. Of the total consideration, $2.5 million was heldback at closing and is included as a disposition proceeds holdback receivable within other current assets on the accompanying consolidated balance sheet as of December 31, 2020. The Company recorded a gain on the sale in the amount of $9.8 million, included in the impairment/(gain on sale) of goodwill, intangibles and other assets in the accompanying consolidated statements of operations for the year ended December 31, 2020. The gain on sale in 2020 was recognized after a $20.7 million impairment of intangible assets and a $145.0 million impairment of goodwill associated with Managed by Q that was recorded during the year ended December 31, 2019 as discussed above.
In March 2020, the Company also sold 91% of the equity of Meetup for total cash consideration of $9.5 million and the remaining 9% was retained by the Company. Upon closing, Meetup was deconsolidated and the Company’s 9% interest in the equity of Meetup is reflected within equity method and other investments on the consolidated balance sheet as of December 31, 2020. Prior to the sale, the Company recorded an impairment loss of $26.1 million, on the assets held for sale, included in the impairment/(gain on sale) of goodwill, intangibles and other assets in the accompanying consolidated statements of operations for the year ended December 31, 2020.
In March 2020, the Company completed the sale of the real estate investment held by the 424 Fifth Venture and recognized an impairment loss on the assets sold totaling $53.7 million, included in impairment/(gain on sale) of goodwill, intangibles and other assets on the accompanying consolidated statements of operations during the year ended December 31, 2020. See Note 6 for further details.
In May 2020, the Company sold SpaceIQ for a total cash consideration of $9.6 million. Prior to the sale, the Company recorded an impairment loss of $23.1 million on the assets held for sale, included in the impairment/(gain on sale) of goodwill, intangibles and other assets in the accompanying consolidated statements of operations for the year ended December 31, 2020.
In July 2020, the Company sold certain
non-core
corporate equipment for total cash consideration of $45.9 million. Prior to the sale, the Company recorded an impairment loss of $14.3 million on the assets held for sale, included in the impairment/(gain on sale) of goodwill, intangibles and other assets in the accompanying consolidated statements of operations for the year ended December 31, 2020.
In August 2020, the Company sold Flatiron LLC, Designation Labs LLC, SecureSet Academy LLC, Flatiron School UK Limited and Flatiron School Australia Pty Ltd (collectively “Flatiron”) to Carrick Capital Partners (“Carrick”), for total cash consideration of $28.5 million. Prior to the sale, the Company recorded an impairment loss of $3.0 million and then recorded a gain on the ultimate sale of $6.0 million, each included as a component of the impairment/(gain on sale) of goodwill, intangibles and other assets in the accompanying consolidated statements of operations for the year ended December 31, 2020. Arthur Minson, WeWork’s former
Co-Chief
Executive Officer, is an investor in the entity that Carrick used to purchase Flatiron. In connection with the sale, the Company waived certain non-compete
obligations for Mr. Minson to allow him to serve on the board of, and also invest in, Flatiron.
During 2020, the Company sold the assets of two other
non-core
companies for total cash consideration of $2.0 million and a promissory note of $3.0 million. The promissory note receivable is included within equity method and other investments on the accompanying consolidated balance sheet as of December 31, 2020. Prior to the classification as held for sale, the Company recorded an impairment loss on certain of these assets totaling $18.3 million and then recorded a gain on the ultimate sale totaling $3.1 million, both included as a component of the impairment/(gain on sale) of goodwill, intangibles and other assets in the accompanying consolidated statements of operations for the year ended December 31, 2020.

Assets and liabilities held for sale on the accompanying consolidated balance sheets consist of the following:

	December 31,
(Amounts in thousands)	2020	2019
Assets held for sale:
Cash and cash equivalents	$—	$1,138
Accounts receivable and accrued revenue, net	—	11,086
Other current assets	—	2,786
Property and equipment, net	—	846
Lease right-of-use assets, net	—	879
Restricted cash	—	3,155
Goodwill	—	52,996
Intangible assets, net of accumulated amortization of none and $21,408 as of December 31, 2020 and 2019, respectively	—	61,856
Other assets	—	216
Impairment of disposal group	—	—

Total assets held for sale	$—	$134,958

Liabilities related to assets held for sale:
Accounts payable and accrued expenses	$—	$8,264
Deferred revenue	—	16,061
Current lease obligations	—	722
Other current liabilities	—	216
Long-term lease obligations	—	175
Other liabilities	—	4

Total liabilities related to assets held for sale	$—	$25,442

None of the Company’s dispositions meet the criteria to qualify as discontinued operations during 2020 or 2019.
There were no dispositions or intangible asset or goodwill impairments during the year ended December 31, 2018.